RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Schedule Of Fund Management Fee And Reporting Fee [Table Text Block]
The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2016 and 2015, are as follows:

	2016
	Gross	Asset	Partnership
	Partnership	Management	Management Fee net of
	Management	and Reporting	Asset Management and
	Fee	Fee	Reporting Fee
Series 7	$-	$-	$-
Series 9	60,100	9,192	50,908
Series 10	32,412	11,605	20,807
Series 11	67,056	7,215	59,841
Series 12	45,111	4,739	40,372
Series 14	104,749	22,590	82,159
	$309,428	$55,341	$254,087

	2015
	Gross	Asset	Partnership
	Partnership	Management	Management Fee net of
	Management	and Reporting	Asset Management and
	Fee	Fee	Reporting Fee
Series 7	$-	$-	$-
Series 9	72,387	5,151	67,236
Series 10	59,458	10,602	48,856
Series 11	96,095	77,135	18,960
Series 12	64,200	28,536	35,664
Series 14	149,217	96,284	52,933
	$441,357	$217,708	$223,649

Schedule of Management Fees Paid [Table Text Block]
The partnership management fees paid by the Partnership for the years ended March 31, 2016 and 2015 are as follows:

	2016	2015
Series 7	$-	$-
Series 9	-	-
Series 10	237,296	344,731
Series 11	575,209	548,688
Series 12	385,233	191,044
Series 14	687,128	2,923,821
TOTAL	$1,884,866	$4,008,284

Schedule Of Advances From Affiliate [Table Text Block]
The total advances from the affiliate of the general partner to the operating limited partnerships as of March 31, 2016 and 2015 are as follows:

	2016	2015
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	153,188	153,188
Series 14	-	-
TOTAL	$153,188	$153,188

Schedule Of General Administrative [Table Text Block]
General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2016 and 2015 charged to each series’ operations are as follows:

	2016	2015
Series 7	$-	$-
Series 9	13,073	11,197
Series 10	9,220	9,798
Series 11	11,486	9,840
Series 12	12,484	10,634
Series 14	17,627	16,184
TOTAL	$63,890	$57,653